Shareholder Fees	Aug. 27, 2026 USD ($)
Day Hagan Smart Sector ETF | Day Hagan Smart Sector ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Day Hagan Smart Sector Fixed Income ETF | Day Hagan Smart Sector Fixed Income ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
Day Hagan Smart Sector International ETF | Day Hagan Smart Sector International ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
Day Hagan Smart Buffer ETF | Day Hagan Smart Buffer ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
Eventide High Dividend ETF | Eventide High Dividend ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
Eventide International ETF | Eventide International ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
Eventide Large Cap Growth ETF | Eventide Large Cap Growth ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
Eventide Large Cap Value ETF | Eventide Large Cap Value ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
Eventide Small Cap ETF | Eventide Small Cap ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
Eventide US Market ETF | Eventide US Market ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
Strategy Shares Gold Enhanced Yield ETF | Strategy Shares Gold Enhanced Yield ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
Strategy Shares Newfound/Resolve Robust Momentum ETF | Strategy Shares Newfound/Resolve Robust Momentum ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
Strategy Shares Nasdaq 7 HANDL(TM) Index ETF | Strategy Shares Nasdaq 7 HANDL(TM) Index ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
MONOPOLY ETF | MONOPOLY ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0